JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 33.8%
Aerospace & Defense — 1.5%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	1,000,000	933,825
Boeing Co. (The)
1.43%, 2/4/2024	871,000	838,842
4.88%, 5/1/2025	541,000	547,463
2.75%, 2/1/2026	1,634,000	1,538,650
2.20%, 2/4/2026	1,066,000	976,238
3.10%, 5/1/2026	2,482,000	2,363,651
L3Harris Technologies, Inc.
3.85%, 12/15/2026	475,000	470,792
4.85%, 4/27/2035	500,000	508,943
Leidos, Inc. 2.30%, 2/15/2031	994,000	824,819
Northrop Grumman Corp. 2.93%, 1/15/2025	1,788,000	1,772,648
Precision Castparts Corp.
2.50%, 1/15/2023	500,000	500,826
3.25%, 6/15/2025	794,000	796,927
Raytheon Technologies Corp.
3.20%, 3/15/2024	300,000	301,518
3.15%, 12/15/2024	476,000	474,827
3.95%, 8/16/2025	1,491,000	1,517,805
2.25%, 7/1/2030	300,000	264,053
4.15%, 5/15/2045	311,000	289,794
Textron, Inc. 3.00%, 6/1/2030	1,094,000	980,100
		15,901,721
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	169,425	165,825
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	181,152
Automobiles — 0.6%
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	1,250,000	1,201,968
General Motors Co. 6.13%, 10/1/2025	686,000	726,132
Hyundai Capital America
3.00%, 6/20/2022 (a)	530,000	530,128
2.85%, 11/1/2022 (a)	266,000	265,758
3.00%, 2/10/2027 (a)	1,336,000	1,254,184
2.38%, 10/15/2027 (a)	479,000	429,653
1.80%, 1/10/2028 (a)	308,000	265,531
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	800,000	762,374
4.81%, 9/17/2030 (a)	800,000	750,222
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	378,000	312,153
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	621,000	543,528
		7,041,631
Banks — 6.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	1,000,000	875,290
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	800,000	805,761

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,000,000	999,126
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	177,996
2.75%, 12/3/2030	600,000	497,189
Bank of America Corp.
3.30%, 1/11/2023	32,000	32,219
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	1,478,000	1,483,843
4.00%, 1/22/2025	1,145,000	1,150,275
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	556,000	547,798
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	21,000	19,377
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	1,491,000	1,365,105
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	994,000	905,035
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	3,279,000	3,224,471
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	2,979,000	2,468,248
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	1,125,000	993,330
Bank of Montreal (Canada)
2.35%, 9/11/2022	100,000	100,121
2.50%, 6/28/2024	500,000	493,622
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b)	794,000	801,510
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	1,580,000	1,587,566
Bank of Nova Scotia (The) (Canada) 2.20%, 2/3/2025	600,000	580,485
Barclays plc (United Kingdom)
3.65%, 3/16/2025	1,255,000	1,248,665
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	500,000	499,286
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	800,000	790,800
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	500,000	505,852
4.63%, 3/13/2027 (a)	1,000,000	999,191
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,044,000	1,042,971
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	497,000	493,661
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	3,676,000	3,306,807
4.45%, 9/29/2027	744,000	745,972
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	1,191,000	1,047,661
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	1,191,000	1,086,642
Citizens Financial Group, Inc. 2.64%, 9/30/2032	500,000	410,499
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	1,000,000	906,293
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	1,500,000	1,397,892
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	874,000	779,582
Discover Bank
2.45%, 9/12/2024	900,000	879,003
3.45%, 7/27/2026	447,000	434,820
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	1,450,000	1,282,865

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800,000	809,500
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,800,000	1,806,502
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	1,250,000	1,245,467
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	300,000	262,665
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	941,000	817,018
Huntington Bancshares, Inc. (SOFR + 2.05%), 5.02%, 5/17/2033 (b)	1,167,000	1,191,648
ING Groep NV (Netherlands)
3.95%, 3/29/2027	406,000	398,918
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	480,000	433,518
KeyCorp (SOFR + 1.25%), 3.88%, 5/23/2025 (b)	184,000	185,670
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	350,000	335,999
3.75%, 1/11/2027	1,269,000	1,247,533
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	1,550,000	1,489,788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	1,250,000	1,148,768
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	1,000,000	1,011,172
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	1,000,000	1,009,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	286,000	256,655
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (b)	620,000	620,382
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	577,000	541,831
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	591,000	594,343
1.50%, 9/30/2026 (a)	900,000	810,968
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	1,044,000	930,468
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,091,000	1,115,389
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	1,632,000	1,545,363
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	400,000	365,309
Societe Generale SA (France)
2.63%, 1/22/2025 (a)	1,200,000	1,153,799
4.25%, 4/14/2025 (a)	400,000	399,551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	937,000	831,897
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	1,200,000	1,224,251
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 7/16/2024	1,982,000	1,950,370
2.35%, 1/15/2025	800,000	773,818
1.90%, 9/17/2028	1,000,000	868,441
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026 (a)	515,000	472,900
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442,000	448,861
Truist Bank 2.75%, 5/1/2023	1,500,000	1,502,822
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	635,000	560,596
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	600,000	572,422
Wachovia Corp. 7.57%, 8/1/2026 (c)	690,000	770,360

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	1,191,000	1,154,649
4.30%, 7/22/2027	597,000	600,108
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	994,000	904,380
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	1,094,000	1,094,866
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	500,000	478,617
		72,903,909
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	1,241,000	1,242,752
Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027 (a)	1,400,000	1,259,824
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	250,000	227,883
1.85%, 9/1/2032	401,000	322,983
Constellation Brands, Inc.
3.15%, 8/1/2029	400,000	366,961
2.88%, 5/1/2030	119,000	105,982
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	178,000	182,053
		3,708,438
Biotechnology — 0.8%
AbbVie, Inc.
3.85%, 6/15/2024	1,241,000	1,255,957
2.95%, 11/21/2026	3,951,000	3,840,188
4.25%, 11/14/2028	994,000	1,008,145
Amgen, Inc.
1.65%, 8/15/2028	356,000	313,072
3.35%, 2/22/2032	397,000	373,700
Biogen, Inc. 2.25%, 5/1/2030	594,000	501,876
Gilead Sciences, Inc.
3.70%, 4/1/2024	994,000	1,006,825
3.50%, 2/1/2025	35,000	35,126
1.65%, 10/1/2030	400,000	337,278
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	381,000	315,079
		8,987,246
Building Products — 0.0% ^
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	222,000	218,207
Capital Markets — 2.7%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	550,000	556,663
Bank of New York Mellon Corp. (The) 3.40%, 1/29/2028	1,491,000	1,466,803
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (a)	470,000	474,802
Blackstone Secured Lending Fund 3.65%, 7/14/2023	550,000	552,419
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	844,000	850,043
Charles Schwab Corp. (The)
3.20%, 3/2/2027	250,000	245,123
2.45%, 3/3/2027	546,000	519,336
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320,000	2,313,667

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Credit Suisse Group AG (Switzerland) (SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	378,000	316,999
Deutsche Bank AG (Germany)
3.95%, 2/27/2023	500,000	501,960
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	360,000	350,864
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	500,000	444,514
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	626,000	519,504
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	744,000	756,061
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	403,000	394,899
4.25%, 10/21/2025	1,583,000	1,603,605
3.50%, 11/16/2026	1,738,000	1,715,586
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	994,000	967,719
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	500,000	496,581
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	794,000	652,228
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	497,000	426,026
Invesco Finance plc 3.75%, 1/15/2026	436,000	435,371
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	994,000	964,761
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	200,000	201,872
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	1,988,000	1,967,399
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	1,988,000	1,899,242
4.35%, 9/8/2026	4,253,000	4,304,388
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	912,563
2.68%, 7/16/2030	453,000	386,901
S&P Global, Inc.
4.25%, 5/1/2029 (a)	346,000	351,275
2.90%, 3/1/2032 (a)	538,000	490,947
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	700,000	699,972
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	449,000	409,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	750,000	638,198
		29,787,435
Chemicals — 0.3%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	310,000	272,736
LYB International Finance III LLC 2.25%, 10/1/2030	994,000	849,015
Mosaic Co. (The) 3.25%, 11/15/2022	243,000	243,646
Nutrien Ltd. (Canada) 2.95%, 5/13/2030	200,000	183,136
PPG Industries, Inc. 1.20%, 3/15/2026	457,000	416,497
RPM International, Inc. 2.95%, 1/15/2032	238,000	204,567
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225,000	223,587
Westlake Corp. 3.60%, 8/15/2026	1,137,000	1,126,647
		3,519,831

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	175,000	151,895
2.35%, 1/15/2032	698,000	565,018
		716,913
Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (a)	250,000	251,956
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260,000	251,797
3.50%, 12/15/2027	300,000	290,625
		794,378
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	1,200,000	1,199,708
4.50%, 9/15/2023	234,000	234,807
2.88%, 8/14/2024	700,000	677,596
4.45%, 10/1/2025	800,000	786,972
2.45%, 10/29/2026	1,404,000	1,255,432
3.00%, 10/29/2028	635,000	557,167
American Express Co.
2.50%, 7/30/2024	994,000	980,433
2.55%, 3/4/2027	328,000	311,789
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	844,000	847,169
3.95%, 7/1/2024 (a)	660,000	645,184
5.50%, 1/15/2026 (a)	400,000	399,204
2.13%, 2/21/2026 (a)	874,000	780,645
4.25%, 4/15/2026 (a)	1,074,000	1,027,569
4.38%, 5/1/2026 (a)	1,391,000	1,338,792
2.53%, 11/18/2027 (a)	3,579,000	3,089,702
Capital One Financial Corp.
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	580,000	559,103
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	1,491,000	1,229,554
General Motors Financial Co., Inc.
1.20%, 10/15/2024	480,000	453,225
2.35%, 1/8/2031	1,788,000	1,444,206
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	392,000	395,574
		18,213,831
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	513,000	466,385
Packaging Corp. of America 3.00%, 12/15/2029	300,000	276,069
WRKCo, Inc.
3.00%, 9/15/2024	350,000	345,949
4.90%, 3/15/2029	150,000	154,194
		1,242,597
Diversified Financial Services — 0.5%
AIG Global Funding 2.30%, 7/1/2022 (a)	200,000	200,155

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	490,000	491,549
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	1,700,000	1,518,194
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	820,000	826,829
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,241,000	1,213,325
Shell International Finance BV (Netherlands) 3.88%, 11/13/2028	497,000	501,995
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (a)	400,000	400,490
		5,152,537
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.65%, 2/1/2028	3,376,000	2,988,842
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (a)	1,100,000	951,862
Verizon Communications, Inc.
2.63%, 8/15/2026	1,988,000	1,914,157
4.02%, 12/3/2029	533,000	528,275
1.68%, 10/30/2030	418,000	346,715
		6,729,851
Electric Utilities — 1.9%
American Electric Power Co., Inc. 2.03%, 3/15/2024	310,000	302,347
Arizona Public Service Co. 3.35%, 6/15/2024	372,000	369,710
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,590,000	1,589,015
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	476,000	454,695
4.55%, 11/15/2030 (a)	290,000	292,954
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	686,000	676,272
DTE Electric Co. 3.65%, 3/15/2024	497,000	503,764
Duke Energy Carolinas LLC
3.95%, 11/15/2028	1,491,000	1,498,228
6.45%, 10/15/2032	50,000	57,457
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (a)	421,000	355,542
2.78%, 1/7/2032 (a)	254,000	213,760
Edison International 3.55%, 11/15/2024	1,044,000	1,035,683
Entergy Arkansas LLC
3.05%, 6/1/2023	759,000	759,749
3.50%, 4/1/2026	257,000	256,105
Entergy Mississippi LLC 2.85%, 6/1/2028	266,000	250,002
Evergy, Inc. 2.90%, 9/15/2029	368,000	332,107
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,324,000	1,251,011
Fortis, Inc. (Canada) 3.06%, 10/4/2026	541,000	520,025
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100,000	100,386
Interstate Power and Light Co. 4.10%, 9/26/2028	994,000	1,012,747
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251,000	225,825
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	288,000	251,199
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	197,636
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	150,000	130,235
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	932,000	924,416
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	445,000	392,488
OGE Energy Corp. 0.70%, 5/26/2023	208,000	203,221

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300,000	330,331
Pacific Gas and Electric Co.
3.25%, 2/16/2024	1,241,000	1,223,651
4.55%, 7/1/2030	1,191,999	1,109,500
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256,000	241,098
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	1,095,000	1,113,796
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224,000	223,865
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283,000	285,046
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	228,070
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	500,000	436,730
Vistra Operations Co. LLC 4.88%, 5/13/2024 (a)	1,050,000	1,054,116
		20,402,782
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	400,000	388,140
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	920,000	896,138
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	250,000	242,194
Halliburton Co.
3.80%, 11/15/2025	10,000	10,095
2.92%, 3/1/2030	150,000	137,449
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	460,000	464,377
		854,115
Entertainment — 0.1%
Walt Disney Co. (The) 7.43%, 10/1/2026	600,000	690,770
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285,000	285,944
3.38%, 8/15/2031	675,000	624,443
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	695,000	651,589
American Tower Corp.
2.40%, 3/15/2025	400,000	385,252
1.45%, 9/15/2026	2,063,000	1,841,748
1.50%, 1/31/2028	545,000	465,975
AvalonBay Communities, Inc.
3.35%, 5/15/2027	225,000	219,764
2.45%, 1/15/2031	894,000	796,244
Boston Properties LP 3.80%, 2/1/2024	903,000	908,945
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	374,329
2.25%, 4/1/2028	186,000	163,945
2.50%, 8/16/2031	450,000	369,942
Corporate Office Properties LP 2.00%, 1/15/2029	257,000	214,878
Crown Castle International Corp. 4.45%, 2/15/2026	1,191,000	1,206,883
Equinix, Inc. 2.90%, 11/18/2026	1,168,000	1,105,556
Essex Portfolio LP 1.65%, 1/15/2031	529,000	423,887

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Extra Space Storage LP 2.35%, 3/15/2032	994,000	816,394
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163,000	157,565
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	269,000	240,665
2.00%, 3/15/2031	575,000	464,488
Healthpeak Properties, Inc. 2.13%, 12/1/2028	310,000	275,922
Kilroy Realty LP 2.65%, 11/15/2033	844,000	676,565
Life Storage LP
2.20%, 10/15/2030	550,000	455,201
2.40%, 10/15/2031	476,000	391,370
Mid-America Apartments LP 1.70%, 2/15/2031	387,000	313,992
National Retail Properties, Inc.
3.60%, 12/15/2026	247,000	241,874
4.30%, 10/15/2028	550,000	547,371
Office Properties Income Trust
2.65%, 6/15/2026	218,000	192,730
2.40%, 2/1/2027	764,000	655,299
3.45%, 10/15/2031	466,000	361,721
Physicians Realty LP 2.63%, 11/1/2031	469,000	393,612
Public Storage 2.25%, 11/9/2031	495,000	425,455
Realty Income Corp. 3.88%, 7/15/2024	400,000	403,964
Regency Centers LP
2.95%, 9/15/2029	566,000	508,600
3.70%, 6/15/2030	400,000	375,457
Sabra Health Care LP 3.20%, 12/1/2031	682,000	562,149
Safehold Operating Partnership LP 2.80%, 6/15/2031	1,052,000	878,152
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	400,000	394,930
Simon Property Group LP
2.00%, 9/13/2024	1,191,000	1,159,117
2.45%, 9/13/2029	520,000	457,905
SITE Centers Corp. 3.63%, 2/1/2025	100,000	98,513
UDR, Inc.
2.95%, 9/1/2026	106,000	101,424
3.50%, 7/1/2027	320,000	312,900
3.20%, 1/15/2030	260,000	240,135
2.10%, 8/1/2032	306,000	246,701
2.10%, 6/15/2033	400,000	316,182
Ventas Realty LP
3.75%, 5/1/2024	467,000	468,468
3.50%, 2/1/2025	90,000	89,258
4.13%, 1/15/2026	45,000	45,222
3.25%, 10/15/2026	360,000	348,137
Welltower, Inc.
4.50%, 1/15/2024	894,000	906,557
2.75%, 1/15/2032	600,000	517,880

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
WP Carey, Inc.
2.40%, 2/1/2031	285,000	239,400
2.25%, 4/1/2033	1,391,000	1,107,928
		26,428,527
Food & Staples Retailing — 0.3%
7-Eleven, Inc. 1.30%, 2/10/2028 (a)	1,114,000	950,863
Kroger Co. (The)
4.50%, 1/15/2029	944,000	961,138
5.40%, 7/15/2040	92,000	96,297
Sysco Corp. 3.25%, 7/15/2027	600,000	580,997
Walmart, Inc. 3.30%, 4/22/2024	200,000	202,357
		2,791,652
Food Products — 0.5%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	894,000	833,816
Campbell Soup Co.
3.95%, 3/15/2025	300,000	302,602
2.38%, 4/24/2030	576,000	499,029
Cargill, Inc.
2.13%, 4/23/2030 (a)	400,000	350,979
4.00%, 6/22/2032 (a)	894,000	896,903
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	90,843
Mondelez International, Inc. 1.88%, 10/15/2032	1,191,000	961,316
Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	556,000	562,119
Tyson Foods, Inc. 3.90%, 9/28/2023	500,000	506,231
		5,003,838
Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	600,000	548,533
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	210,542
		759,075
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 9/15/2025	600,000	614,456
3.75%, 11/30/2026	650,000	663,297
Becton Dickinson and Co.
3.36%, 6/6/2024	46,000	46,136
3.70%, 6/6/2027	497,000	492,780
Medtronic, Inc. 3.50%, 3/15/2025	1,298,000	1,314,972
		3,131,641
Health Care Providers & Services — 0.9%
Anthem, Inc.
3.30%, 1/15/2023	686,000	689,923
3.65%, 12/1/2027	994,000	986,709
Cigna Corp.
3.50%, 6/15/2024	400,000	402,078
4.38%, 10/15/2028	994,000	1,009,254

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
CommonSpirit Health
3.35%, 10/1/2029	727,000	673,678
2.78%, 10/1/2030	597,000	525,536
CVS Health Corp. 1.88%, 2/28/2031	2,183,000	1,812,176
HCA, Inc.
4.13%, 6/15/2029	1,738,000	1,683,642
2.38%, 7/15/2031	400,000	333,900
Humana, Inc. 3.95%, 3/15/2027	650,000	648,468
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93,000	83,862
2.80%, 6/30/2031	699,000	616,633
UnitedHealth Group, Inc. 2.75%, 2/15/2023	365,000	366,266
		9,832,125
Hotels, Restaurants & Leisure — 0.4%
Expedia Group, Inc. 3.25%, 2/15/2030	1,391,000	1,228,306
McDonald's Corp.
3.38%, 5/26/2025	1,241,000	1,242,309
3.80%, 4/1/2028	437,000	435,971
Starbucks Corp.
2.70%, 6/15/2022	326,000	326,140
2.25%, 3/12/2030	844,000	729,710
		3,962,436
Household Durables — 0.1%
Lennar Corp. 5.25%, 6/1/2026	1,094,000	1,126,026
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,600,000	1,577,579
Insurance — 1.4%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (a)	595,000	580,051
3.38%, 4/7/2030 (a)	200,000	190,037
Allstate Corp. (The) 3.15%, 6/15/2023	651,000	654,493
American International Group, Inc. 3.90%, 4/1/2026	400,000	401,566
Assurant, Inc. 4.20%, 9/27/2023	145,000	146,920
Athene Global Funding
2.75%, 6/25/2024 (a)	550,000	538,173
2.72%, 1/7/2029 (a)	1,094,000	959,507
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	528,000	504,452
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,888,000	1,900,537
CNA Financial Corp.
3.95%, 5/15/2024	499,000	503,979
4.50%, 3/1/2026	364,000	371,057
CNO Global Funding
1.75%, 10/7/2026 (a)	531,000	481,041
2.65%, 1/6/2029 (a)	400,000	358,597
F&G Global Funding 2.30%, 4/11/2027 (a)	1,044,000	954,773

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Guardian Life Global Funding
3.40%, 4/25/2023 (a)	230,000	231,366
0.88%, 12/10/2025 (a)	794,000	720,803
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	1,129,000	1,102,377
Liberty Mutual Group, Inc.
4.25%, 6/15/2023 (a)	210,000	211,545
4.57%, 2/1/2029 (a)	994,000	1,000,816
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449,000	454,790
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	686,000	693,910
Principal Financial Group, Inc.
3.13%, 5/15/2023	471,000	472,408
3.70%, 5/15/2029	794,000	768,006
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650,000	733,916
		14,935,120
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	894,000	884,016
3.88%, 8/22/2037	350,000	344,482
eBay, Inc. 2.60%, 5/10/2031	1,241,000	1,068,293
		2,296,791
IT Services — 0.1%
Global Payments, Inc.
2.15%, 1/15/2027	743,000	675,228
3.20%, 8/15/2029	600,000	542,283
		1,217,511
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	844,000	806,397
Machinery — 0.1%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	894,000	892,446
Xylem, Inc. 3.25%, 11/1/2026	211,000	207,326
		1,099,772
Media — 0.9%
Charter Communications Operating LLC 4.91%, 7/23/2025	1,988,000	2,029,905
Comcast Corp.
3.70%, 4/15/2024	994,000	1,010,430
3.38%, 2/15/2025	1,217,000	1,225,794
3.15%, 3/1/2026	221,000	219,028
4.15%, 10/15/2028	1,044,000	1,068,045
Cox Communications, Inc.
3.50%, 8/15/2027 (a)	615,000	600,123
1.80%, 10/1/2030 (a)	450,000	366,933
Discovery Communications LLC 3.95%, 3/20/2028	894,000	862,105
Fox Corp. 4.71%, 1/25/2029	904,000	914,881
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285,000	288,232

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Paramount Global 2.90%, 1/15/2027	539,000	509,900
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	497,000	601,604
		9,696,980
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	500,000	422,886
2.85%, 4/27/2031 (a)	400,000	343,618
Steel Dynamics, Inc. 1.65%, 10/15/2027	374,000	329,079
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	400,000	378,599
		1,474,182
Multiline Retail — 0.1%
Kohl's Corp. 3.38%, 5/1/2031	928,000	828,128
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	263,316
CMS Energy Corp. 2.95%, 2/15/2027	170,000	160,875
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	698,000	698,752
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	347,000	347,147
NiSource, Inc. 3.95%, 3/30/2048	100,000	83,337
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	189,096
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	811,000	658,303
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	208,393
WEC Energy Group, Inc. 1.38%, 10/15/2027	794,000	697,028
		3,306,247
Oil, Gas & Consumable Fuels — 2.8%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	916,000	908,496
BP Capital Markets America, Inc.
4.23%, 11/6/2028	497,000	507,546
2.72%, 1/12/2032	1,191,000	1,071,688
Cameron LNG LLC 2.90%, 7/15/2031 (a)	146,000	132,283
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	744,000	773,950
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	686,000	675,333
Diamondback Energy, Inc. 3.25%, 12/1/2026	1,291,000	1,277,553
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	464,000	450,797
5.38%, 6/26/2026	767,000	759,138
Energy Transfer LP
5.95%, 12/1/2025	506,000	535,452
4.40%, 3/15/2027	994,000	987,313
5.50%, 6/1/2027	244,000	252,899
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	1,145,000	1,155,776
Enterprise Products Operating LLC 3.95%, 2/15/2027	593,000	594,318
Equinor ASA (Norway) 2.88%, 4/6/2025	1,170,000	1,162,363
Exxon Mobil Corp. 2.71%, 3/6/2025	1,191,000	1,182,689
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	1,620,000	1,413,577
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	312,000	295,218

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.45%, 10/15/2027 (a)	994,000	933,879
HF Sinclair Corp.
2.63%, 10/1/2023 (a)	95,000	92,704
5.88%, 4/1/2026 (a)	500,000	510,895
Kinder Morgan, Inc. 3.15%, 1/15/2023	1,491,000	1,496,765
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	730,000	664,078
Marathon Petroleum Corp. 4.70%, 5/1/2025	464,000	476,133
MPLX LP
3.38%, 3/15/2023	200,000	200,875
4.13%, 3/1/2027	518,000	512,948
4.25%, 12/1/2027	118,000	116,835
2.65%, 8/15/2030	514,000	446,331
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	271,000	235,694
ONEOK Partners LP 3.38%, 10/1/2022	600,000	600,485
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	480,000	496,658
Phillips 66 2.15%, 12/15/2030	686,000	579,808
Pioneer Natural Resources Co.
1.13%, 1/15/2026	690,000	628,907
1.90%, 8/15/2030	597,000	500,982
Plains All American Pipeline LP
4.65%, 10/15/2025	407,000	412,015
3.55%, 12/15/2029	100,000	92,506
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250,000	249,149
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	210,000	196,875
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	297,000	319,956
Targa Resources Corp. 4.20%, 2/1/2033	153,000	144,877
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	1,144,000	1,144,064
TotalEnergies Capital Canada Ltd. (France) 2.75%, 7/15/2023	815,000	815,634
TotalEnergies Capital International SA (France)
2.70%, 1/25/2023	200,000	199,935
2.43%, 1/10/2025	600,000	589,271
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,330,000	2,348,217
Valero Energy Corp. 2.85%, 4/15/2025	294,000	288,053
Williams Cos., Inc. (The) 2.60%, 3/15/2031	1,341,000	1,162,389
		30,593,307
Personal Products — 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (a)	632,000	603,319
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
0.70%, 4/8/2026	400,000	361,611
1.38%, 8/6/2030	616,000	514,368
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	638,000	639,024
3.40%, 7/26/2029	638,000	629,423
Mylan, Inc. 3.13%, 1/15/2023 (a)	600,000	598,844
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	686,000	670,800

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,500,000	1,285,277
Zoetis, Inc. 3.00%, 9/12/2027	894,000	860,460
		5,559,807
Real Estate Management & Development — 0.0% ^
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219,000	217,986
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325,000	322,385
		540,371
Road & Rail — 0.8%
CSX Corp.
3.25%, 6/1/2027	1,062,000	1,033,645
4.25%, 3/15/2029	500,000	507,199
ERAC USA Finance LLC 3.85%, 11/15/2024 (a)	647,000	650,326
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400,000	402,314
Norfolk Southern Corp.
2.90%, 2/15/2023	562,000	562,998
3.85%, 1/15/2024	744,000	751,774
2.90%, 6/15/2026	200,000	193,342
Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (a)	1,241,000	1,242,879
Ryder System, Inc. 4.63%, 6/1/2025	794,000	806,357
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (a)	994,000	912,691
3.25%, 3/15/2032	790,000	674,685
Union Pacific Corp.
3.25%, 1/15/2025	844,000	845,476
2.40%, 2/5/2030	597,000	538,612
		9,122,298
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 3.50%, 12/5/2026	150,000	150,949
Broadcom, Inc. 4.11%, 9/15/2028	1,726,000	1,681,721
Intel Corp. 2.45%, 11/15/2029	1,391,000	1,272,813
Marvell Technology, Inc. 2.95%, 4/15/2031	650,000	559,483
Microchip Technology, Inc.
0.97%, 2/15/2024	828,000	793,612
0.98%, 9/1/2024 (a)	600,000	563,998
NXP BV (China) 2.50%, 5/11/2031	1,241,000	1,043,110
QUALCOMM, Inc. 4.25%, 5/20/2032	318,000	328,911
TSMC Arizona Corp. (Taiwan) 4.25%, 4/22/2032	985,000	987,330
Xilinx, Inc. 2.38%, 6/1/2030	600,000	534,149
		7,916,076
Software — 0.2%
Oracle Corp.
2.88%, 3/25/2031	1,541,000	1,311,265
6.50%, 4/15/2038	50,000	53,762
Roper Technologies, Inc. 3.80%, 12/15/2026	994,000	991,198
Workday, Inc. 3.50%, 4/1/2027	320,000	313,943
		2,670,168

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.4%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	500,000	445,545
AutoZone, Inc. 1.65%, 1/15/2031	817,000	655,739
Home Depot, Inc. (The) 2.95%, 6/15/2029	1,491,000	1,419,083
Lowe's Cos., Inc. 3.13%, 9/15/2024	998,000	996,754
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	298,004
3.60%, 9/1/2027	463,000	457,905
		4,273,030
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.75%, 1/13/2025	1,491,000	1,487,710
2.45%, 8/4/2026	300,000	292,031
Dell International LLC
4.90%, 10/1/2026	600,000	612,303
5.30%, 10/1/2029	994,000	1,009,606
		3,401,650
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (b)	1,114,000	1,000,654
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	694,000	569,385
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	963,000	878,477
		2,448,516
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	1,062,000	856,254
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	500,000	496,174
2.26%, 3/25/2028	1,056,000	912,908
Philip Morris International, Inc. 3.38%, 8/11/2025	844,000	843,389
		3,108,725
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.88%, 7/3/2023	400,000	401,218
3.00%, 9/15/2023	1,391,000	1,379,018
1.88%, 8/15/2026	624,000	556,756
3.63%, 4/1/2027	994,000	942,460
Aircastle Ltd. 4.40%, 9/25/2023	550,000	550,530
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	854,000	868,432
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (a)	400,000	398,700
		5,097,114
Water Utilities — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	661,000	660,755
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (a)	1,137,000	1,078,428

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
2.05%, 2/15/2028	769,000	685,518
3.88%, 4/15/2030	1,391,000	1,337,656
		3,101,602
Total Corporate Bonds (Cost $394,535,242)		367,868,212
U.S. Treasury Obligations — 26.7%
U.S. Treasury Inflation Indexed Notes
0.63%, 4/15/2023	19,187,700	22,831,599
0.38%, 7/15/2023 (d)	92,738,100	118,302,995
0.63%, 1/15/2024	10,500,000	13,403,579
0.25%, 1/15/2025	65,622,600	81,946,206
0.63%, 1/15/2026	41,607,000	52,266,266
U.S. Treasury Notes 0.25%, 8/31/2025	1,986,800	1,831,504
Total U.S. Treasury Obligations (Cost $293,079,480)		290,582,149
Commercial Mortgage-Backed Securities — 11.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (e)	1,162,000	1,144,822
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400,000	1,365,128
FHLMC Multi-Family WI Certificates Series K145, Class AM, 2.58%, 7/25/2032 (a)	880,000	809,253
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	27,946	27,910
Series KJ09, Class A2, 2.84%, 9/25/2022	43,477	43,516
Series KSMC, Class A2, 2.62%, 1/25/2023	6,000,000	6,011,436
Series K027, Class A2, 2.64%, 1/25/2023	798,680	799,632
Series KJ11, Class A2, 2.93%, 1/25/2023	360,298	360,801
Series K029, Class A2, 3.32%, 2/25/2023 (e)	1,961,737	1,972,509
Series K034, Class A2, 3.53%, 7/25/2023 (e)	5,000,000	5,042,656
Series K036, Class A2, 3.53%, 10/25/2023 (e)	3,000,000	3,025,077
Series K038, Class A2, 3.39%, 3/25/2024	4,768,000	4,804,445
Series K727, Class AM, 3.04%, 7/25/2024	1,400,000	1,403,918
Series K039, Class A2, 3.30%, 7/25/2024	2,550,000	2,561,959
Series J22F, Class A2, 4.09%, 9/25/2024	178,306	181,412
Series K729, Class A2, 3.14%, 10/25/2024	1,219,000	1,221,574
Series K041, Class A2, 3.17%, 10/25/2024	7,000,000	7,016,305
Series K046, Class A2, 3.21%, 3/25/2025	2,503,000	2,510,984
Series KL3L, Class ALNZ, 3.32%, 4/25/2025 (e)	2,000,000	1,999,649
Series KPLB, Class A, 2.77%, 5/25/2025	1,750,000	1,735,241
Series K048, Class A2, 3.28%, 6/25/2025 (e)	3,480,000	3,497,138
Series K049, Class A2, 3.01%, 7/25/2025	2,469,000	2,461,563
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	334,333	324,794
Series K056, Class A2, 2.53%, 5/25/2026	4,000,000	3,909,461
Series K058, Class A1, 2.34%, 7/25/2026	1,379,714	1,355,856
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,958,601
Series K060, Class A2, 3.30%, 10/25/2026	2,000,000	2,007,880
Series K066, Class A2, 3.12%, 6/25/2027	1,362,000	1,354,269

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K067, Class A2, 3.19%, 7/25/2027	1,686,000	1,680,972
Series K069, Class A2, 3.19%, 9/25/2027 (e)	3,235,000	3,222,267
Series K070, Class A2, 3.30%, 11/25/2027 (e)	910,000	911,283
Series K072, Class A2, 3.44%, 12/25/2027	473,000	476,925
Series K081, Class A1, 3.88%, 2/25/2028	1,075,904	1,099,047
Series K078, Class A2, 3.85%, 6/25/2028	1,541,000	1,585,039
Series K079, Class A2, 3.93%, 6/25/2028	3,600,000	3,718,227
Series K083, Class A2, 4.05%, 9/25/2028 (e)	594,000	617,163
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	735,692	734,640
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (e)	2,187,165	2,181,224
Series 2013-M13, Class A2, 2.55%, 4/25/2023 (e)	818,550	814,545
Series 2014-M1, Class A2, 3.12%, 7/25/2023 (e)	1,079,388	1,082,714
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	3,194,376	3,225,847
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	822,306	829,452
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (e)	4,157,692	4,136,559
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	1,250,777	1,249,309
Series 2016-M6, Class A2, 2.49%, 5/25/2026	795,232	780,844
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	1,353,990	1,345,264
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	1,445,082	1,434,530
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (e)	3,309,098	3,313,710
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (e)	410,337	408,289
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (e)	3,400,000	3,351,911
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (e)	2,189,798	2,179,800
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (e)	3,506,503	3,480,685
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (e)	394,140	401,088
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (e)	3,255,334	3,233,451
Series 2018-M3, Class A2, 3.08%, 2/25/2030 (e)	1,377,238	1,358,973
Series 2020-M50, Class A1, 0.67%, 10/25/2030	693,455	641,367
Series 2020-M50, Class A2, 1.20%, 10/25/2030	415,000	375,094
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (e)	6,403,446	605,777
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (e)	1,517,000	1,297,823
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	58,320	56,492
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (e)	372,618	43,284
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (e)	1,500,000	1,479,792
Series 2016-K722, Class B, 3.89%, 7/25/2049 (a) (e)	735,000	737,509
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (a)	1,958,000	1,654,012
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300,000	286,968
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	1,770,000	1,548,332
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	866,000	864,871
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486,000	1,481,126
Series 2012-C2, Class A4, 3.53%, 5/10/2063	242,034	241,613
Total Commercial Mortgage-Backed Securities (Cost $124,249,852)		122,075,607
Asset-Backed Securities — 11.1%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	381,137	360,635

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	503,971	470,884
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	1,966,000	1,775,339
Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	21,448	21,470
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	152,345	138,011
Series 2017-1, Class AA, 3.65%, 2/15/2029	213,615	199,693
Series 2021-1, Class B, 3.95%, 7/11/2030	1,391,000	1,224,717
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (a)	1,466,449	1,448,885
Series 2022-2, Class A, 2.66%, 2/13/2026 (a)	905,000	902,733
American Tower Trust #1, 3.07%, 3/15/2023 (a)	504,000	500,606
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A3, 1.11%, 8/19/2024	211,755	211,537
Series 2020-2, Class A3, 0.66%, 12/18/2024	113,678	113,054
Series 2021-1, Class A3, 0.37%, 8/18/2025	1,100,000	1,084,894
Series 2020-3, Class B, 0.76%, 12/18/2025	740,000	716,232
Series 2021-2, Class B, 0.69%, 1/19/2027	704,000	668,789
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	2,019,000	1,866,251
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	526,971	483,479
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	1,738,000	1,679,896
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710,000	679,994
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600,000	1,600,671
Series 2020-A1, Class A1, 0.34%, 5/15/2026	930,000	893,853
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	293,177	271,998
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	1,200,000	1,169,814
CarMax Auto Owner Trust
Series 2018-4, Class A3, 3.36%, 9/15/2023	11,255	11,269
Series 2019-1, Class A3, 3.05%, 3/15/2024	95,921	96,065
Series 2020-1, Class A3, 1.89%, 12/16/2024	441,118	439,027
Series 2020-3, Class A3, 0.62%, 3/17/2025	485,227	480,756
Series 2021-1, Class A3, 0.34%, 12/15/2025	2,520,000	2,470,698
Series 2022-2, Class A3, 3.49%, 2/16/2027	1,038,000	1,034,476
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	313,781	313,936
Series 2021-P3, Class A3, 0.70%, 11/10/2026	1,230,000	1,176,753
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,559,210
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (a)	507,141	498,991
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	188,854	181,908
CPS Auto Receivables Trust Series 2021-B, Class B, 0.81%, 12/15/2025 (a)	1,248,000	1,226,117
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	88,944	88,867
Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	937,628	935,020
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	3,500,000	3,462,946
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	2,000,000	1,955,068
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	1,396,000	1,343,950
Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	695,000	666,263

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.44%, 11/15/2024	123,682	123,627
Series 2020-2, Class B, 1.42%, 3/17/2025	54,911	54,878
Series 2021-3, Class B, 1.11%, 5/15/2026	357,000	344,575
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	535,000	531,906
Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	58,331	58,351
Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	272,000	267,271
Series 2022-1A, Class A, 1.58%, 4/15/2026 (a)	1,957,109	1,941,645
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	1,571,000	1,569,017
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	1,292,000	1,222,043
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	760,000	700,181
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	1,888,022	1,880,053
Series 2020-3A, Class B, 0.79%, 9/16/2024	67,860	67,816
Series 2021-1A, Class B, 0.50%, 2/18/2025	641,828	639,921
Series 2021-2A, Class B, 0.57%, 9/15/2025	719,000	708,655
Series 2021-3A, Class B, 0.69%, 1/15/2026	594,000	581,667
Series 2021-4A, Class B, 1.05%, 5/15/2026	946,000	917,896
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355,000	355,620
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	162,978	161,037
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	377,579	347,359
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (a)	600,000	528,921
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 ‡ (a)	2,900,000	2,547,241
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	660,307	656,842
Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	37,247	37,248
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	310,000	309,234
Series 2021-4, Class A, 0.81%, 7/17/2026 (a)	1,202,563	1,168,145
Series 2022-1, Class A, 1.79%, 10/15/2026 (a)	2,304,379	2,268,989
Series 2021-3, Class A, 0.36%, 7/15/2027 (a)	1,334,457	1,299,699
Ford Credit Auto Lease Trust
Series 2020-B, Class A4, 0.69%, 10/15/2023	456,000	454,412
Series 2021-A, Class A3, 0.26%, 2/15/2024	921,000	915,232
Ford Credit Auto Owner Trust Series 2018-B, Class A4, 3.38%, 3/15/2024	215,649	216,215
FREED ABS Trust Series 2021-2, Class A, 0.68%, 6/19/2028 (a)	10,721	10,714
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	2,118,000	1,901,940
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (a)	1,458,433	1,438,429
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	815,000	763,381
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	408,000	399,464
GM Financial Automobile Leasing Trust
Series 2020-3, Class A3, 0.45%, 8/21/2023	369,670	368,684
Series 2021-3, Class A3, 0.39%, 10/21/2024	1,137,000	1,104,916
Series 2021-1, Class A4, 0.33%, 2/20/2025	1,000,000	976,603
Series 2022-2, Class A3, 3.42%, 6/20/2025	1,057,000	1,056,172
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	1,616,502	1,613,467

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1, Class A3, 0.35%, 10/16/2025	468,000	459,473
Series 2021-1, Class A4, 0.54%, 5/17/2027	2,800,000	2,646,279
Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	42,079	42,081
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	156,398	153,140
Hertz Vehicle Financing III LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (a)	922,000	871,864
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡ (a)	1,200,000	1,155,110
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	212,789	212,576
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class A3, 0.51%, 9/15/2023 (a)	864,638	860,851
Series 2021-A, Class A3, 0.33%, 1/16/2024 (a)	461,000	456,870
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	745,260	738,439
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (a)	1,096,682	1,007,924
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	235,200	216,606
Nissan Auto Lease Trust Series 2020-B, Class A3, 0.43%, 10/16/2023	556,722	554,715
Nissan Auto Receivables Owner Trust Series 2018-C, Class A3, 3.22%, 6/15/2023	148	148
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	740,827	735,522
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (c)	1,097,975	1,038,604
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (a)	785,000	712,529
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (a)	350,000	312,416
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	1,144,000	997,082
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (a)	1,995,577	1,758,701
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 ‡ (a)	1,048,000	894,231
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	510,000	501,128
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	2,100,000	2,089,823
Series 2020-3, Class B, 0.69%, 3/17/2025	185,363	185,234
Series 2021-1, Class B, 0.50%, 4/15/2025	1,825,000	1,817,322
Series 2021-3, Class B, 0.60%, 12/15/2025	1,426,000	1,405,675
Series 2020-4, Class C, 1.01%, 1/15/2026	465,000	458,610
Series 2021-2, Class C, 0.90%, 6/15/2026	956,000	937,742
Series 2022-3, Class A3, 3.40%, 12/15/2026	914,000	913,129
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (a)	611,000	585,047
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	119,682	112,121
Tesla Auto Lease Trust
Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	95,033	95,043
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	715,000	677,605
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	1,153,318	1,132,335
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	188,759	188,370
Series 2021-A, Class A3, 0.26%, 5/15/2025	1,651,000	1,617,687
Series 2020-C, Class A4, 0.57%, 10/15/2025	532,000	510,225
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,060,711	982,893
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,060,111	965,902
Series 2018-1, Class AA, 3.50%, 3/1/2030	678,791	622,764
Series 2018-1, Class A, 3.70%, 3/1/2030	1,159,950	1,034,900
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (a)	270,000	265,791

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	616,560	611,781
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	471,000	467,621
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 ‡ (a) (c)	543,137	516,560
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (a) (c)	933,422	887,111
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (c)	905,002	869,341
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (a) (c)	1,241,711	1,183,357
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (c)	708,326	671,160
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	1,281,095	1,236,381
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (a) (c)	1,520,045	1,450,200
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	1,277,665	1,231,407
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	550,000	535,862
Series 2020-3A, Class B, 0.78%, 11/17/2025 (a)	815,000	806,827
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	806,000	757,410
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	1,011,536	1,010,898
Series 2018-C, Class A3, 3.13%, 11/15/2023	75,560	75,584
Series 2019-B, Class A3, 2.59%, 7/15/2024	150,430	150,632
Series 2021-A, Class A3, 0.30%, 1/15/2026	1,548,000	1,512,963
Series 2021-C, Class A3, 0.44%, 8/17/2026	747,000	717,218
Series 2022-B, Class A3, 3.25%, 7/15/2027	1,750,000	1,744,947
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	912,000	881,135
Series 2020-B, Class A4, 0.52%, 2/17/2026	480,000	469,883
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	441,050	437,963
Total Asset-Backed Securities (Cost $125,534,748)		121,084,969
Mortgage-Backed Securities — 7.6%
FHLMC Gold Pools, 15 Year Pool # G13603 5.50%, 2/1/2024	377	380
FHLMC Gold Pools, 20 Year
Pool # C91030 5.50%, 5/1/2027	32,110	33,565
Pool # C91802 3.50%, 1/1/2035	2,464,029	2,497,702
FHLMC Gold Pools, 30 Year
Pool # A15232 5.00%, 10/1/2033	114,978	121,131
Pool # A57681 6.00%, 12/1/2036	711	781
Pool # G06493 4.50%, 5/1/2041	473,825	494,562
FHLMC Gold Pools, Other Pool # U90690 3.50%, 6/1/2042	501,604	500,432
FHLMC UMBS, 30 Year
Pool # ZM6956 4.50%, 6/1/2048	1,052,370	1,092,438
Pool # RA6702 3.00%, 2/1/2052	3,764,182	3,591,222
FNMA Pool # AM2292 ARM, 1.15%, 1/1/2023 (e)	699,508	698,635
FNMA UMBS, 15 Year Pool # 995381 6.00%, 1/1/2024	350	353
FNMA UMBS, 20 Year
Pool # MA1138 3.50%, 8/1/2032	422,531	425,362
Pool # AP9584 3.00%, 10/1/2032	2,042,085	2,027,823
FNMA UMBS, 30 Year
Pool # AL0045 6.00%, 12/1/2032	187,997	205,519
Pool # 735503 6.00%, 4/1/2035	47,478	51,092
Pool # 888460 6.50%, 10/1/2036	306,085	339,545

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 888890 6.50%, 10/1/2037	6,616	7,237
Pool # 949320 7.00%, 10/1/2037	40,616	42,690
Pool # 995149 6.50%, 10/1/2038	15,563	16,983
Pool # 994410 7.00%, 11/1/2038	145,007	161,877
Pool # AD9151 5.00%, 8/1/2040	226,509	241,087
Pool # AE0681 4.50%, 12/1/2040	525,829	548,277
Pool # BM3500 4.00%, 9/1/2047	997,579	1,029,857
Pool # BM3499 4.00%, 12/1/2047	1,213,084	1,229,445
Pool # BE8354 4.00%, 3/1/2048	588,745	594,133
Pool # CB2637 2.50%, 1/1/2052	2,642,493	2,435,695
Pool # CB2670 3.00%, 1/1/2052	2,365,903	2,259,391
FNMA, Other
Pool # 471828 2.65%, 8/1/2022	2,000,000	1,997,619
Pool # AM1804 2.19%, 12/1/2022	796,994	796,160
Pool # AM1619 2.34%, 12/1/2022	2,065,605	2,064,023
Pool # AL3594 2.72%, 4/1/2023 (e)	912,401	912,225
Pool # AM3301 2.35%, 5/1/2023	2,050,537	2,047,450
Pool # AM3244 2.52%, 5/1/2023	3,000,000	2,997,954
Pool # AM3432 2.40%, 7/1/2023	2,823,904	2,816,096
Pool # AM4628 3.69%, 11/1/2023	1,092,278	1,102,247
Pool # AM4716 3.38%, 12/1/2023	1,387,465	1,396,621
Pool # AM8674 2.81%, 4/1/2025	2,200,000	2,176,537
Pool # AM8846 2.68%, 5/1/2025	1,825,522	1,799,779
Pool # AN0029 3.10%, 9/1/2025	3,675	3,675
Pool # AN1413 2.49%, 5/1/2026	805,304	784,478
Pool # AN1497 2.61%, 6/1/2026	860,000	840,522
Pool # AN1243 2.64%, 6/1/2026	1,600,000	1,565,586
Pool # AN1247 2.64%, 6/1/2026	1,576,000	1,542,102
Pool # AN6732 2.83%, 5/1/2027	1,200,000	1,174,411
Pool # AN7338 3.06%, 11/1/2027	975,392	965,742
Pool # AN7943 3.10%, 1/1/2028	2,444,083	2,424,100
Pool # AN1161 3.05%, 4/1/2028	962,141	909,616
Pool # AN9486 3.57%, 6/1/2028	3,716,000	3,773,827
Pool # AN2069 2.35%, 8/1/2028	1,420,406	1,349,934
Pool # BL0907 3.88%, 12/1/2028	700,000	722,950
Pool # BM4162 3.20%, 10/1/2029 (e)	463,116	460,696
Pool # BL4333 2.52%, 11/1/2029	1,168,625	1,110,866
Pool # BS5117 2.58%, 3/1/2032	2,393,690	2,209,264
Pool # MA1125 4.00%, 7/1/2042	644,557	654,638
Pool # MA1437 3.50%, 5/1/2043	905,995	903,154
Pool # MA1463 3.50%, 6/1/2043	850,395	847,725
Pool # BF0230 5.50%, 1/1/2058	3,790,761	4,179,858
Pool # BF0497 3.00%, 7/1/2060	2,077,341	1,999,236
Pool # BF0546 2.50%, 7/1/2061 (f)	968,091	883,532
GNMA II, 30 Year
Pool # 4245 6.00%, 9/20/2038	76,234	82,404
Pool # BA7567 4.50%, 5/20/2048	774,719	791,078
Pool # BI0416 4.50%, 11/20/2048	88,873	91,582
Pool # BM9692 4.50%, 7/20/2049	412,602	423,425

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7534 2.50%, 8/20/2051	9,572,293	8,996,353
Pool # MA7649 2.50%, 10/20/2051	2,723,551	2,564,351
Total Mortgage-Backed Securities (Cost $86,365,868)		83,009,030
Collateralized Mortgage Obligations — 6.2%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	423	40
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	4,903	4,646
Series 2004-HYB4, Class WA, 2.25%, 12/25/2034 (e)	15,028	15,082
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	1,552	1,489
CSMC Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (c)	1,271,975	1,264,751
FHLMC, REMIC
Series 2626, Class JC, 5.00%, 6/15/2023	44,520	44,778
Series 2649, Class WB, 3.50%, 7/15/2023	5,047	5,047
Series 1578, Class K, 6.90%, 9/15/2023	1,856	1,896
Series 2685, Class DT, 5.00%, 10/15/2023	71,606	72,399
Series 2687, Class JH, 5.00%, 10/15/2023	16,848	17,044
Series 2701, Class AC, 5.00%, 11/15/2023	123,171	124,695
Series 3521, Class B, 4.00%, 4/15/2024	88,967	89,597
Series 3544, Class BC, 4.00%, 6/15/2024	8,924	9,014
Series 3546, Class NB, 4.00%, 6/15/2024	419,217	424,999
Series 3562, Class JC, 4.00%, 8/15/2024	217,332	220,448
Series 3563, Class BD, 4.00%, 8/15/2024	138,095	140,028
Series 3571, Class MY, 4.00%, 9/15/2024	56,301	57,115
Series 3575, Class EB, 4.00%, 9/15/2024	146,364	147,349
Series 3577, Class B, 4.00%, 9/15/2024	248,236	251,834
Series 3578, Class KB, 4.00%, 9/15/2024	33,806	34,036
Series 2989, Class TG, 5.00%, 6/15/2025	177,620	181,583
Series 2988, Class TY, 5.50%, 6/15/2025	8,337	8,573
Series 3816, Class HA, 3.50%, 11/15/2025	841,171	850,972
Series 3087, Class KX, 5.50%, 12/15/2025	23,114	23,748
Series 3787, Class AY, 3.50%, 1/15/2026	287,907	291,322
Series 3794, Class LB, 3.50%, 1/15/2026	242,664	245,534
Series 3102, Class CE, 5.50%, 1/15/2026	248,490	254,917
Series 3123, Class HT, 5.00%, 3/15/2026	33,133	33,895
Series 3121, Class JD, 5.50%, 3/15/2026	10,377	10,697
Series 3150, Class EQ, 5.00%, 5/15/2026	98,319	100,503
Series 3898, Class KH, 3.50%, 6/15/2026	381,333	385,551
Series 3885, Class AC, 4.00%, 6/15/2026	170,636	173,171
Series 3911, Class B, 3.50%, 8/15/2026	347,705	351,849
Series 3959, Class PB, 3.00%, 11/15/2026	2,021,234	2,027,005
Series 4337, Class VJ, 3.50%, 6/15/2027	1,318,273	1,330,095
Series 3337, Class MD, 5.50%, 6/15/2027	22,511	23,312
Series 2110, Class PG, 6.00%, 1/15/2029	58,446	62,088
Series 3563, Class LB, 4.00%, 8/15/2029	9,882	10,078
Series 3653, Class B, 4.50%, 4/15/2030	80,410	83,411
Series 3824, Class EY, 3.50%, 3/15/2031	201,563	203,674
Series 2525, Class AM, 4.50%, 4/15/2032	415,881	430,790
Series 2441, Class GF, 6.50%, 4/15/2032	13,344	14,591

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2436, Class MC, 7.00%, 4/15/2032	8,139	8,780
Series 2760, Class KT, 4.50%, 9/15/2032	54,559	56,191
Series 2505, Class D, 5.50%, 9/15/2032	65,494	70,201
Series 2544, Class KE, 5.50%, 12/15/2032	35,883	38,291
Series 2557, Class HL, 5.30%, 1/15/2033	100,890	107,099
Series 2575, Class PE, 5.50%, 2/15/2033	28,312	30,372
Series 2586, Class WG, 4.00%, 3/15/2033	120,679	123,907
Series 2596, Class QD, 4.00%, 3/15/2033	105,951	107,973
Series 2621, Class QH, 5.00%, 5/15/2033	117,554	123,298
Series 2624, Class QH, 5.00%, 6/15/2033	144,107	152,752
Series 2648, Class BK, 5.00%, 7/15/2033	11,714	12,302
Series 4238, Class UY, 3.00%, 8/15/2033	2,869,409	2,837,731
Series 2673, Class PE, 5.50%, 9/15/2033	246,820	263,587
Series 2696, Class DG, 5.50%, 10/15/2033	208,865	219,494
Series 2725, Class TA, 4.50%, 12/15/2033	284,000	296,229
Series 2733, Class ME, 5.00%, 1/15/2034	200,318	210,241
Series 2768, Class PK, 5.00%, 3/15/2034	164,302	171,784
Series 2934, Class KG, 5.00%, 2/15/2035	147,938	156,931
Series 3077, Class TO, PO, 4/15/2035	6,338	6,078
Series 2960, Class JH, 5.50%, 4/15/2035	438,412	469,875
Series 3082, Class PW, 5.50%, 12/15/2035	30,280	31,668
Series 3084, Class BH, 5.50%, 12/15/2035	678,151	724,795
Series 3098, Class KG, 5.50%, 1/15/2036	640,314	681,953
Series 3136, Class CO, PO, 4/15/2036	15,883	14,335
Series 3145, Class AJ, 5.50%, 4/15/2036	24,301	25,848
Series 3819, Class ZQ, 6.00%, 4/15/2036	443,613	487,253
Series 3200, PO, 8/15/2036	46,395	40,399
Series 3270, Class AT, 5.50%, 1/15/2037	16,702	17,362
Series 3272, Class PA, 6.00%, 2/15/2037	4,468	4,860
Series 3348, Class HT, 6.00%, 7/15/2037	40,412	43,148
Series 3501, Class A, 4.50%, 1/15/2039	100,406	100,864
Series 3508, Class PK, 4.00%, 2/15/2039	2,624	2,628
Series 3513, Class A, 4.50%, 2/15/2039	11,633	11,925
Series 3653, Class HJ, 5.00%, 4/15/2040	517,419	546,113
Series 3677, Class KB, 4.50%, 5/15/2040	858,204	856,148
Series 3677, Class PB, 4.50%, 5/15/2040	427,804	438,811
Series 3715, Class PC, 4.50%, 8/15/2040	138,278	143,897
Series 3955, Class HB, 3.00%, 12/15/2040	98,923	98,890
Series 3828, Class PU, 4.50%, 3/15/2041	48,701	50,874
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	150,659	150,153
Series 3956, Class EB, 3.25%, 11/15/2041	813,452	805,560
Series 3963, Class JB, 4.50%, 11/15/2041	1,306,682	1,353,561
Series 4026, Class MQ, 4.00%, 4/15/2042	48,394	48,007
Series 4616, Class HP, 3.00%, 9/15/2046	1,205,297	1,166,594
Series 3688, Class GT, 7.50%, 11/15/2046 (e)	25,446	28,134
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	527,074	521,930
FNMA, REMIC
Series 2003-5, Class EQ, 5.50%, 2/25/2023	3,584	3,602
Series 2003-48, Class TC, 5.00%, 6/25/2023	6,878	6,932

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-55, Class HY, 5.00%, 6/25/2023	5,930	5,976
Series 2006-22, Class CE, 4.50%, 8/25/2023	22,063	22,237
Series 2004-44, Class KT, 6.00%, 6/25/2024	14,189	14,348
Series 2004-53, Class NC, 5.50%, 7/25/2024	9,639	9,766
Series 2009-71, Class MB, 4.50%, 9/25/2024	4,385	4,412
Series 2004-70, Class EB, 5.00%, 10/25/2024	20,472	20,619
Series 2010-49, Class KB, 4.00%, 5/25/2025	194,993	197,697
Series 2010-41, Class DC, 4.50%, 5/25/2025	42,137	42,470
Series 1997-57, Class PN, 5.00%, 9/18/2027	66,623	68,580
Series 2009-39, Class LB, 4.50%, 6/25/2029	58,675	59,945
Series 2009-96, Class DB, 4.00%, 11/25/2029	74,194	75,428
Series 2010-28, Class DE, 5.00%, 4/25/2030	194,214	201,470
Series 2001-63, Class TC, 6.00%, 12/25/2031	38,944	41,301
Series 2001-81, Class HE, 6.50%, 1/25/2032	99,530	107,834
Series 2002-75, Class GB, 5.50%, 11/25/2032	49,453	50,716
Series 2011-39, Class ZA, 6.00%, 11/25/2032	414,882	448,500
Series 2002-85, Class PE, 5.50%, 12/25/2032	32,095	33,948
Series 2003-21, Class OU, 5.50%, 3/25/2033	24,929	26,710
Series 2003-26, Class EB, 3.50%, 4/25/2033	689,726	683,426
Series 2003-23, Class CH, 5.00%, 4/25/2033	25,312	26,432
Series 2003-63, Class YB, 5.00%, 7/25/2033	92,190	96,968
Series 2003-69, Class N, 5.00%, 7/25/2033	164,668	174,118
Series 2003-80, Class QG, 5.00%, 8/25/2033	204,763	212,797
Series 2003-85, Class QD, 5.50%, 9/25/2033	90,778	97,582
Series 2003-94, Class CE, 5.00%, 10/25/2033	18,044	18,637
Series 2005-5, Class CK, 5.00%, 1/25/2035	150,574	155,658
Series 2005-29, Class WC, 4.75%, 4/25/2035	272,463	278,811
Series 2005-48, Class TD, 5.50%, 6/25/2035	209,723	223,664
Series 2005-53, Class MJ, 5.50%, 6/25/2035	218,938	235,398
Series 2005-58, Class EP, 5.50%, 7/25/2035	17,290	18,290
Series 2005-68, Class BE, 5.25%, 8/25/2035	250,000	260,175
Series 2005-68, Class PG, 5.50%, 8/25/2035	87,805	93,089
Series 2005-102, Class PG, 5.00%, 11/25/2035	284,317	302,103
Series 2005-110, Class GL, 5.50%, 12/25/2035	358,144	382,374
Series 2006-49, Class PA, 6.00%, 6/25/2036	38,005	41,704
Series 2009-19, Class PW, 4.50%, 10/25/2036	230,005	238,441
Series 2006-114, Class HE, 5.50%, 12/25/2036	261,262	282,198
Series 2007-33, Class HE, 5.50%, 4/25/2037	19,833	21,256
Series 2007-71, Class KP, 5.50%, 7/25/2037	25,228	25,922
Series 2007-65, Class KI, IF, IO, 5.61%, 7/25/2037 (e)	4,835	636
Series 2007-71, Class GB, 6.00%, 7/25/2037	153,657	167,110
Series 2009-86, Class OT, PO, 10/25/2037	29,359	24,889
Series 2010-9, Class MD, 5.00%, 2/25/2038	6,957	6,975
Series 2008-72, Class BX, 5.50%, 8/25/2038	13,907	14,900
Series 2008-74, Class B, 5.50%, 9/25/2038	5,254	5,574
Series 2009-62, Class HJ, 6.00%, 5/25/2039	74,545	76,186
Series 2009-37, Class KI, IF, IO, 4.99%, 6/25/2039 (e)	5,008	596
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	8,913	1,631
Series 2009-92, Class AD, 6.00%, 11/25/2039	445,504	467,308

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2009-112, Class ST, IF, IO, 5.24%, 1/25/2040 (e)	70,522	9,145
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,422,501	1,491,507
Series 2010-37, Class CY, 5.00%, 4/25/2040	839,443	883,505
Series 2010-35, Class SB, IF, IO, 5.41%, 4/25/2040 (e)	25,980	3,101
Series 2010-54, Class EA, 4.50%, 6/25/2040	29,617	30,389
Series 2010-64, Class DM, 5.00%, 6/25/2040	4,384	4,602
Series 2010-71, Class HJ, 5.50%, 7/25/2040	86,292	92,439
Series 2010-123, Class BP, 4.50%, 11/25/2040	2,080,455	2,154,002
Series 2011-5, Class CP, 4.50%, 11/25/2040	16,327	16,562
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006,000	1,009,669
Series 2011-50, Class LP, 4.00%, 6/25/2041	462,180	466,768
Series 2012-137, Class CF, 1.31%, 8/25/2041 (e)	147,748	147,305
Series 2012-103, Class DA, 3.50%, 10/25/2041	18,811	19,001
Series 2012-14, Class DE, 3.50%, 3/25/2042	690,616	685,233
Series 2012-139, Class JA, 3.50%, 12/25/2042	345,528	343,137
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,432,611
Series 2019-65, Class PA, 2.50%, 5/25/2048	268,105	257,625
Series 2009-96, Class CB, 4.00%, 11/25/2049	19,785	19,813
Series 2019-7, Class CA, 3.50%, 11/25/2057	3,014,586	3,028,099
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	4,684	4,590
Series 314, Class 1, PO, 7/25/2031	29,235	26,656
GNMA
Series 2003-10, Class KJ, 5.50%, 2/20/2033	45,866	46,541
Series 2003-29, Class PD, 5.50%, 4/16/2033	176,377	181,922
Series 2003-33, Class NE, 5.50%, 4/16/2033	94,073	94,550
Series 2003-65, Class AP, 5.50%, 8/20/2033	61,424	64,812
Series 2003-77, Class TK, 5.00%, 9/16/2033	240,118	243,938
Series 2004-16, Class GC, 5.50%, 2/20/2034	643,599	685,647
Series 2004-54, Class BG, 5.50%, 7/20/2034	13,586	14,281
Series 2004-93, Class PD, 5.00%, 11/16/2034	380,047	391,248
Series 2004-101, Class BE, 5.00%, 11/20/2034	319,281	333,437
Series 2005-11, Class PL, 5.00%, 2/20/2035	152,745	160,587
Series 2005-26, Class XY, 5.50%, 3/20/2035	592,073	632,215
Series 2005-33, Class AY, 5.50%, 4/16/2035	152,484	158,987
Series 2005-49, Class B, 5.50%, 6/20/2035	49,650	52,888
Series 2005-51, Class DC, 5.00%, 7/20/2035	122,630	129,302
Series 2005-56, Class BD, 5.00%, 7/20/2035	19,162	20,049
Series 2006-7, Class ND, 5.50%, 8/20/2035	18,825	20,028
Series 2007-37, Class LB, 5.50%, 6/16/2037	149,808	158,308
Series 2007-79, Class BL, 5.75%, 8/20/2037	102,542	108,344
Series 2008-7, Class PQ, 5.00%, 2/20/2038	305,021	314,328
Series 2009-106, Class ST, IF, IO, 5.07%, 2/20/2038 (e)	99,365	9,098
Series 2008-9, Class PW, 5.25%, 2/20/2038	325,217	341,399
Series 2008-23, Class YA, 5.25%, 3/20/2038	75,832	78,675
Series 2008-35, Class NF, 5.00%, 4/20/2038	77,274	80,787
Series 2008-34, Class PG, 5.25%, 4/20/2038	90,123	94,019
Series 2008-33, Class PB, 5.50%, 4/20/2038	265,413	281,827
Series 2008-38, Class BG, 5.00%, 5/16/2038	439,781	457,679

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-43, Class NB, 5.50%, 5/20/2038	131,486	138,624
Series 2008-56, Class PX, 5.50%, 6/20/2038	252,881	260,337
Series 2008-58, Class PE, 5.50%, 7/16/2038	699,718	740,157
Series 2008-62, Class SA, IF, IO, 5.22%, 7/20/2038 (e)	2,022	110
Series 2008-76, Class US, IF, IO, 4.97%, 9/20/2038 (e)	56,266	4,534
Series 2011-97, Class WA, 6.12%, 11/20/2038 (e)	594,036	648,513
Series 2008-95, Class DS, IF, IO, 6.37%, 12/20/2038 (e)	52,487	4,799
Series 2009-14, Class AG, 4.50%, 3/20/2039	89,769	92,426
Series 2009-72, Class SM, IF, IO, 5.38%, 8/16/2039 (e)	125,718	12,644
Series 2009-61, Class AP, 4.00%, 8/20/2039	9,894	10,088
Series 2010-130, Class BD, 4.00%, 12/20/2039	249,900	254,355
Series 2010-157, Class OP, PO, 12/20/2040	85,652	74,544
Series 2014-H11, Class VA, 0.94%, 6/20/2064 (e)	1,109,803	1,103,326
Series 2015-H20, Class FA, 0.91%, 8/20/2065 (e)	1,581,517	1,571,476
Series 2015-H26, Class FG, 0.96%, 10/20/2065 (e)	1,139,935	1,134,089
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	54,070	52,913
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (e)	122,826	121,571
Series 2007-A1, Class 5A5, 2.42%, 7/25/2035 (e)	26,746	26,458
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (e)	38,672	37,725
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	25,427	23,376
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1.65%, 10/25/2028 (e)	58,080	55,833
Series 2004-B, Class A1, 1.51%, 5/25/2029 (e)	83,556	81,821
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (e)	22,489	22,469
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,365	7,191
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	763,094	727,135
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,679,141	1,677,239
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,568,475	1,557,371
Series 2017-4, Class MT, 3.50%, 6/25/2057	393,120	387,913
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,673,490	1,681,270
Series 2019-3, Class M55D, 4.00%, 10/25/2058	379,329	382,060
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,825,035	3,705,283
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	462,250	462,807
Sequoia Mortgage Trust Series 2004-11, Class A1, 1.53%, 12/20/2034 (e)	189,391	176,112
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.63%, 1/19/2034 (e)	93,052	89,911
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.90%, 12/25/2044 (e)	116,326	112,490
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033 ‡	347,195	359,976
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (c)	890,522	860,405
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 2.52%, 10/25/2033 (e)	67,270	65,135
Total Collateralized Mortgage Obligations (Cost $68,656,976)		66,964,952
U.S. Government Agency Securities — 1.3%
FNMA 0.50%, 6/17/2025(Cost $14,914,706)	14,901,000	13,916,380
Foreign Government Securities — 0.4%
Republic of Colombia, 7.38%, 9/18/2037	300,000	312,619

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Panama
4.00%, 9/22/2024	347,000	350,752
3.16%, 1/23/2030	400,000	368,950
United Mexican States
3.60%, 1/30/2025	1,076,000	1,086,760
4.13%, 1/21/2026	332,000	336,980
2.66%, 5/24/2031	1,646,000	1,422,967
Total Foreign Government Securities (Cost $4,158,608)		3,879,028
	SHARES
Short Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (g) (h) (Cost $18,332,300)	18,327,075	18,332,573
Total Investments — 100.0% (Cost $1,129,827,780)		1,087,712,900
Liabilities in Excess of Other Assets — (0.0)% ^		(137,418)
NET ASSETS — 100.0%		1,087,575,482

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,369	09/21/2022	USD	163,467,156	(924,344)
U.S. Treasury 10 Year Ultra Note	447	09/21/2022	USD	57,390,609	(612,782)
U.S. Treasury 5 Year Note	1,082	09/30/2022	USD	122,206,828	168,065
					(1,369,061)
Short Contracts
U.S. Treasury 2 Year Note	(411)	09/30/2022	USD	(86,756,321)	42,949
U.S. Treasury Long Bond	(60)	09/21/2022	USD	(8,360,625)	121,277
U.S. Treasury Ultra Bond	(12)	09/21/2022	USD	(1,865,250)	6,067
					170,293
					(1,198,768)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2022 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.74% at termination	Receive	12/3/2028	USD 6,796,000	—	398,976	398,976
CPI-U at termination	2.81% at termination	Receive	1/25/2027	USD 17,232,000	4,993	776,267	781,260
CPI-U at termination	2.91% at termination	Receive	2/2/2027	USD 4,907,000	2,507	187,203	189,710
CPI-U at termination	2.93% at termination	Receive	3/1/2029	USD 16,824,000	5,381	473,796	479,177
CPI-U at termination	2.93% at termination	Receive	5/31/2032	USD 9,112,000	—	40,508	40,508
CPI-U at termination	2.96% at termination	Receive	3/8/2032	USD 4,742,000	—	90,516	90,516
CPI-U at termination	2.97% at termination	Receive	10/22/2026	USD 17,058,000	—	886,278	886,278
CPI-U at termination	2.97% at termination	Receive	6/6/2032	USD 7,533,000	—	—	—
CPI-U at termination	2.98% at termination	Receive	5/13/2032	USD 46,427,000	—	263,524	263,524
CPI-U at termination	3.03% at termination	Receive	4/4/2032	USD 6,263,000	—	48,431	48,431
CPI-U at termination	3.04% at termination	Receive	3/14/2032	USD 7,191,000	28,929	42,256	71,185
CPI-U at termination	3.13% at termination	Receive	3/15/2032	USD 10,572,000	(472)	5,590	5,118
CPI-U at termination	3.21% at termination	Receive	3/2/2027	USD 21,858,000	—	454,375	454,375
CPI-U at termination	3.27% at termination	Receive	3/3/2027	USD 3,009,000	(13,517)	65,754	52,237
CPI-U at termination	3.31% at termination	Receive	6/6/2027	USD 2,140,000	4,741	3	4,744
CPI-U at termination	3.34% at termination	Receive	2/24/2025	USD 16,363,000	(13,844)	488,447	474,603
CPI-U at termination	3.36% at termination	Receive	11/18/2026	USD 9,441,000	—	297,669	297,669
CPI-U at termination	3.37% at termination	Receive	2/25/2025	USD 62,448,000	(109,753)	1,857,660	1,747,907
CPI-U at termination	3.67% at termination	Receive	3/10/2026	USD 13,966,000	(72,991)	173,512	100,521
CPI-U at termination	3.83% at termination	Receive	3/14/2025	USD 82,771,000	281,445	722,823	1,004,268
					117,419	7,273,588	7,391,007

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	3.03% at termination	Receive	5/20/2032	USD 22,837,000	18,546	(54,236)	(35,690)
CPI-U at termination	3.15% at termination	Receive	3/29/2032	USD 46,155,000	84,817	(226,386)	(141,569)
CPI-U at termination	3.35% at termination	Receive	5/19/2027	USD 8,631,000	—	(10,170)	(10,170)
CPI-U at termination	3.35% at termination	Receive	5/3/2029	USD 126,552,000	(138,307)	(1,323,239)	(1,461,546)
CPI-U at termination	3.56% at termination	Receive	5/4/2027	USD 51,923,000	162,101	(556,863)	(394,762)
CPI-U at termination	3.57% at termination	Receive	5/3/2027	USD 34,538,000	(91,513)	(175,483)	(266,996)
CPI-U at termination	3.68% at termination	Receive	3/29/2027	USD 85,711,000	(38,657)	(618,695)	(657,352)
CPI-U at termination	3.69% at termination	Receive	5/31/2025	USD 42,632,000	27,425	(24,410)	3,015
					24,412	(2,989,482)	(2,965,070)
					141,831	4,284,106	4,425,937

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at May 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	2.92%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$108,318,188	$12,766,781	$121,084,969
Collateralized Mortgage Obligations	—	66,604,976	359,976	66,964,952
Commercial Mortgage-Backed Securities	—	122,075,607	—	122,075,607
Corporate Bonds	—	367,868,212	—	367,868,212
Foreign Government Securities	—	3,879,028	—	3,879,028
Mortgage-Backed Securities	—	83,009,030	—	83,009,030
U.S. Government Agency Securities	—	13,916,380	—	13,916,380
U.S. Treasury Obligations	—	290,582,149	—	290,582,149
Short-Term Investments
Investment Companies	18,332,573	—	—	18,332,573
Total Investments in Securities	$18,332,573	$1,056,253,570	$13,126,757	$1,087,712,900
Appreciation in Other Financial Instruments
Futures Contracts	$338,358	$—	$—	$338,358
Swaps	—	7,273,588	—	7,273,588
Depreciation in Other Financial Instruments
Futures Contracts	(1,537,126)	—	—	(1,537,126)
Swaps	—	(2,989,482)	—	(2,989,482)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,198,768)	$4,284,106	$—	$3,085,338
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$5,714,010	$—	$(381,115)	$858	$4,174,349	$(325,709)	$4,639,558	$(1,055,170)	$12,766,781
Collateralized Mortgage Obligations	499,673	—	(172)	(212)	—	(34,568)	394,591	(499,336)	359,976
Total	$6,163,683	$—	$(381,287)	$646	$4,174,349	$(360,277)	$5,034,149	$(1,504,506)	$13,126,757

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(381,287).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$12,766,781	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (9.09%)
			Yield (Discount Rate of Cash Flows)	4.46% - 6.38% (5.67%)

Asset-Backed Securities	12,766,781
	359,976	Discounted Cash Flow	Constant Prepayment Rate	150.00% (150.00%)
			Yield (Discount Rate of Cash Flows)	4.00% (4.00%)

Collateralized Mortgage Obligations	359,976
Total	13,126,757

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022*
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (a) (b)	$—	$82,894,921	$64,562,078	$(543)	$273	$18,332,573	18,327,075	$12,657	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	20,605,752	67,013,404	87,616,672	3,658	(6,142)	—	—	4,269	—
Total	$20,605,752	$149,908,325	$152,178,750	$3,115	$(5,869)	$18,332,573		$16,926	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
*	As of the close of business on May 20,2022, JPMorgan Inflation Managed Bond Fund (the "Acquired fund"), a series of Trust I Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Inflation Managed Bond ETF (the "Fund"). Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the Acquired Fund for the period March 1, 2021 through May 20, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi-

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.